Pensions and other post-employment benefits - Country detail (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net defined benefit balance	€ 3,959	€ 4,295
Defined benefit obligation
Net defined benefit
Net defined benefit balance	(16,868)	(18,312)	€ (22,704)
Fair value of plan assets
Net defined benefit
Net defined benefit balance	20,914	22,691	27,128
Effect of asset ceiling
Net defined benefit
Net defined benefit balance	(87)	(84)	(92)
United States, Pension
Net defined benefit
Net defined benefit balance	4,960	5,386
United States, Pension | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(11,325)	(12,340)	(14,892)
United States, Pension | Fair value of plan assets
Net defined benefit
Net defined benefit balance	16,285	17,726	20,987
United States, Pension | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0	0
United States, OPEB
Net defined benefit
Net defined benefit balance	(796)	(978)
United States, OPEB | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,471)	(1,615)	(2,015)
United States, OPEB | Fair value of plan assets
Net defined benefit
Net defined benefit balance	675	637	759
United States, OPEB | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0	€ 0
Germany
Net defined benefit
Net defined benefit balance	(838)	(778)
Germany | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(2,037)	(1,957)
Germany | Fair value of plan assets
Net defined benefit
Net defined benefit balance	1,199	1,179
Germany | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0
United Kingdom
Net defined benefit
Net defined benefit balance	175	212
United Kingdom | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(782)	(730)
United Kingdom | Fair value of plan assets
Net defined benefit
Net defined benefit balance	957	942
United Kingdom | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	0	0
Other
Net defined benefit
Net defined benefit balance	458	453
Other | Defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,253)	(1,670)
Other | Fair value of plan assets
Net defined benefit
Net defined benefit balance	1,798	2,207
Other | Effect of asset ceiling
Net defined benefit
Net defined benefit balance	€ (87)	€ (84)